Short-Term Loans	12 Months Ended
Dec. 31, 2016
Short-Term Loans
12.	SHORT-TERM LOANS

Short-term loans, net consisted of the following:

	December 31,
	2015	2016
Short-term loans	$21,402	$7,850
Less: Deferred financing costs	(122)	(34)

Short-term loans, net	$21,280	$7,816

On June 25, 2012 and September 5, 2012, Techfaith BVI (a wholly owned subsidiary of the Group) obtained three loans of $5,350, $5,000 and $5,000 denominated in U.S. dollars from an independent third party (the “Lender”) to fund its investment in 17FOXSY, one of the Group’s subsidiaries. These loans were due on demand by the Lender after one year from the date the loan agreements. These loans were non-interest bearing and uncollateralized. In 2013, the Group signed the supplemental agreements, according to which the maturity of loans are extended and due on demand of the Lender after the second anniversary of the loans or other date mutually agreed and the loans are bearing an annual interest rate of 2% in the second year. In 2014, the Group repaid principle of $1,100. In June of 2015, the Group entered into an agreement with the lender and the Group sold the QIGI to repay the remaining principle of $14,250 and unpaid accrued interest of $545.

On December 23, 2014, One Net, one subsidiary of the Group, obtained an eleven-month loan of $487 (RMB 3 million) from Beijing Jiuxianqiao Branch of Bank of Beijing to fund working capital in daily operations. The loan bore an annual interest rate of 8.4% and was guaranteed by Mr. Defu Dong, the Chairman and Chief Executive Office and Mr. Deyou Dong, the Director, President and Chief Operating Officer of the Group. The loan was fully repaid in November 2015.

On February 2, 2015, Techfaith China, one subsidiary of the Group, obtained a twelve-month loan of $3,087 (RMB 20 million) from Beijing Zhichun Branch of Hua Xia Bank to fund working capital in daily operations. The loan bore an annual interest rate of 7% and was guaranteed by Mr. Defu Dong, the Chairman of the Group and Techfaith Intelligent Handset Beijing, one subsidiary of the Group. The loan was pledged by the property owned by Techfaith Shanghai with a carrying value of $3,836 at December 31, 2015. The loan was fully repaid in February 2016 and the pledge was resolved accordingly.

On February 12, 2015, Techfaith Intelligent Handset Beijing, one subsidiary of the Group, obtained a twelve-month loan of $6,175 (RMB 40 million) from Beijing Zhichun Branch of Hua Xia Bank to fund working capital in daily operations. The loan bore an annual interest rate of 6.16% and was guaranteed by a property owned by Yaxunxingwang with a carrying value of $2,851 at December 31, 2015. The loan was also guaranteed by Mr. Defu Dong, the Chairman of the Group and Techfaith China, a subsidiary of the Group. The loan was fully repaid in February 2016.

On October 9, 2015, Yaxunxinwang, one subsidiary of the Group, obtained a thirty-day loan of $3,087 (RMB 20 million) from Beijing Bao Rui Tong Pawn Shop to fund working capital in daily operations. The loan was renewed for another thirty day on November 8, 2015, December 8, 2015, January 7, 2016, February 6, 2016, and March 7, 2016 respectively. The loan bore an annual interest rate of 30% and was guaranteed by the property owned by Yaxunxinwang with a carrying value of $2,851 at December 31, 2015. The loan was fully repaid on April 5, 2016.

On October 26, 2015, Techfaith HK, one subsidiary of the Group, obtained a twelve-month loan of $7,200 from Beijing Sanyuanqiao Branch of Ping An Bank to fund working capital in daily operations. The loan bears an annual interest rate of 2.3319% and is guaranteed by Techfaith China. The loan was guaranteed by the properties owned by Techfaith Hangzhou with a carrying value of $22,866 at December 31, 2015. The loan was fully repaid on July 1, 2016 and the pledge was resolved accordingly.

On December 28, 2015, One Net, one subsidiary of the Group, obtained a twelve-month loan of $309 (RMB 2 million) from Beijing Beiqinglu Branch of Bank of Beijing to fund working capital in daily operations. The loan bears an annual interest rate of 6.525% and is guaranteed by Mr. Defu Dong, the Chairman and Mr. Deyou Dong, the Director, President and Chief Executive Office of the Group. The loan was fully repaid in December 2016.

On March 30, 2016, Techfaith Intelligent Handset Beijing, one subsidiary of the Group, obtained a twelve-month loan of $5,761 (RMB 40 million) from Shuangxiu Branch of Beijing Bank to fund working capital in daily operations. The loan bears an annual interest rate of 5.22% and is guaranteed by the property owned by Yaxunxinwang, which was sold to a third party in 2016.The loan was also guaranteed by Mr. Defu Dong, the Chairman of the Group. The loan was fully repaid in March 2017.

On April 6, 2016, Techfaith China, one subsidiary of the Group, obtained a twelve-month loan of $2,881 (RMB 20 million) from Beijing International Trust Co., Ltd., a third party financial institution, through the Shuangxiu Branch of Beijing Bank to fund working capital in daily operations. The principal is payable in installments semi-annually. The loan bears an annual interest rate of 5.22% and is guaranteed by the property owned by Techfaith Shanghai, one subsidiary of the Group. The loan was guaranteed by the properties owned by Techfaith Shanghai with a carrying value of $3,486 at December 31, 2016 and also guaranteed by Mr. Defu Dong, the Chairman of the Group. As of December 31, 2016, the remaining principle of this loan was $1,440 (RMB 10 million), which was fully repaid in April 2017.

For the years ended December 31, 2014, 2015 and 2016, interest expenses on short-term loans amounted to $293, $1,231 and $1,189 including amortization of deferred financing costs of $nil, $263 and $387 respectively.